Other income/(loss) (net) (Tables)	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Summary of Other Income/(Loss) (Net)	Other income/(loss) (net) consist of the following:

	Year ended March 31,
	2022		2022		2021		2020

	(In millions)
Miscellaneous income	US$	232.5	Rs.	17,624.3	Rs.	13,916.1	Rs.	14,958.0
Incentives		176.6		13,383.0		12,475.7		9,738.9
Gain / (Loss) on change in fair value of commodity derivatives		180.8		13,705.7		13,820.9		(6,881.8)
Dividend income from investments measured at FVOCI		4.5		342.2		183.7		209.0
Dividend income from investments measured at FVTPL		—		—		—		2.4
Profit on sale of investments measured at FVTPL		28.2		2,137.0		1,772.6		1,873.4
Fair value gain/(loss) on investments measured at FVTPL		7.0		528.6		199.1		(3,890.5)

Total	US$	629.6	Rs.	47,720.8	Rs.	42,368.1	Rs.	16,009.4